ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2023	2022
Accrued research and development	$329,228	$1,332,713
Share subscription facility commitment fees	-	400,000
Professional fees	110,202	421,530
Other accrued liabilities	102,830	72,251
Total accrued expenses and other liabilities	$542,260	$2,226,494

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements